PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net periodic pension and other Postretirement benefit cost
Corridor Approach for Amortizing Actuarial Gains and Losses	10.00%
Pension benefits
Net periodic pension and other Postretirement benefit cost
Service cost	$ 265	$ 261	$ 280
Interest cost	379	406	378
Expected return on plan assets	(705)	(713)	(659)
Amortization of prior service cost (credit)	(2)	(2)	(2)
Amortization of actuarial loss	199	73	197
Net periodic benefit cost	136	25	194
Settlement charge	149	4	1
Special termination benefits	20	5	2
Total cost recognized in the statement of income	305	34	197
Changes in AOCI for our benefit plans, pretax
Beginning balance in AOCI	(3,069)	(1,537)
Recognized prior service cost (credit)	(2)	(2)
Recognized net actuarial loss (gain)	348	77
Prior service credit (cost) arising in the current year	(6)	0
Net actuarial (loss) gain arising in the current year	(270)	(1,658)
Foreign currency translation gain (loss)	92	51
Ending balance in AOCI	(2,907)	(3,069)	$ (1,537)
Prior service credit (cost)	3	10
Net actuarial loss	(2,910)	$ (3,079)
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Amounts in AOCI expected to be recognized as component of net periodic pension cost in next fiscal year	179
Amortization of prior service cost (credit)	(2)
Amortization of actuarial loss	$ 181
Weighted average assumptions used in computing the benefit obligations
Discount rate (as a percent)	4.25%	3.75%
Rate of increase in compensation levels (as a percent)	3.50%	3.50%
Weighted-average assumptions used in computing net periodic benefit cost
Discount rate (as a percent)	3.75%	4.75%	4.00%
Rate of increase in compensation levels (as a percent)	3.50%	3.50%	3.50%
Expected long-term rate of return on plan assets (as a percent)	8.25%	8.25%	8.25%
U.S. Plan
Weighted-average assumptions used in computing net periodic benefit cost
Expected long-term rate of return on plan assets (as a percent)	8.50%
The 5-year annualized return on plan assets (as a percent)	6.70%
The 10-year annualized return on plan assets (as a percent)	5.40%
The 15-year annualized return on plan assets (as a percent)	5.70%
Annualized return on plan assets since inception (as a percent)	10.60%
Other benefits
Net periodic pension and other Postretirement benefit cost
Service cost	$ 27	$ 26	$ 36
Interest cost	37	43	42
Expected return on plan assets	(11)	(11)	(9)
Amortization of prior service cost (credit)	(19)	(17)	(10)
Amortization of actuarial loss	10	2	13
Net periodic benefit cost	44	43	72
Settlement charge	0	0	0
Special termination benefits	2	0	0
Total cost recognized in the statement of income	46	43	72
Changes in AOCI for our benefit plans, pretax
Beginning balance in AOCI	(67)	13
Recognized prior service cost (credit)	(19)	(17)
Recognized net actuarial loss (gain)	10	2
Prior service credit (cost) arising in the current year	10	31
Net actuarial (loss) gain arising in the current year	40	(97)
Foreign currency translation gain (loss)	0	1
Ending balance in AOCI	(26)	(67)	$ 13
Prior service credit (cost)	93	100
Net actuarial loss	(119)	$ (167)
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Amounts in AOCI expected to be recognized as component of net periodic pension cost in next fiscal year	(12)
Amortization of prior service cost (credit)	(19)
Amortization of actuarial loss	$ 7
Weighted average assumptions used in computing the benefit obligations
Discount rate (as a percent)	4.25%	3.75%
Weighted-average assumptions used in computing net periodic benefit cost
Discount rate (as a percent)	3.75%	4.75%	4.00%
Expected long-term rate of return on plan assets (as a percent)	4.75%	4.75%	4.75%